PATENT RIGHTS	3 Months Ended
Mar. 31, 2021
Patent Rights [Abstract]
PATENT RIGHTS

4.PATENT RIGHTS

	Cost	Accumulated Amortization	Net Book Value
Balance at January 1, 2021	$2,130	$(352)	$1,778
Additions	97	-	97
Amortization	-	(12)	(12)
Balance at March 31, 2021	$2,227	$(364)	$1,863